Cat Financial Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cat Financial Financing Activities
Portfolio segments (in number of segments)	2
Number of Finance Receivable Classes	5
Period after which collection of future income is considered as not probable (in days)	120
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment		$ 513	$ 479
Related Allowance		117	59
Average recorded investment		425	306
Period after which unpaid contractual payments are considered as past due (in days)	30
Investment in loans/finance leases on nonaccrual status		678	422
Past due loans and finance leases
31-60	291
61-90	106
91+	569
Total Past Due	966
Current	18,957
Total Finance Receivables	19,923
91+ Still Accruing	91	134	119
Impaired loans/finance leases for which there is a related allowance for credit losses		448	258
Impaired loans/finance leases for which there is no related allowance for credit losses		65	221
Customer
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	641
Unpaid Principal Balance	626
Related Allowance	79
Average recorded investment	604
Interest Income Recognized	23
Investment in loans/finance leases on nonaccrual status	639
Past due loans and finance leases
Total Finance Receivables	17,980
Customer | North America
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	278
Unpaid Principal Balance	272
Related Allowance	44
Average recorded investment	310
Interest Income Recognized	13
Investment in loans/finance leases on nonaccrual status	217
Past due loans and finance leases
31-60	139
61-90	44
91+	228
Total Past Due	411
Current	6,037
Total Finance Receivables	6,448
91+ Still Accruing	27
Customer | North America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	87
Unpaid Principal Balance	87
Average recorded investment	39
Interest Income Recognized	2
Customer | North America | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	191
Unpaid Principal Balance	185
Related Allowance	44
Average recorded investment	271
Interest Income Recognized	11
Customer | Europe
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	68
Unpaid Principal Balance	61
Related Allowance	15
Average recorded investment	92
Interest Income Recognized	4
Investment in loans/finance leases on nonaccrual status	89
Past due loans and finance leases
31-60	27
61-90	12
91+	106
Total Past Due	145
Current	2,365
Total Finance Receivables	2,510
91+ Still Accruing	26
Customer | Europe | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	6
Unpaid Principal Balance	4
Average recorded investment	7
Customer | Europe | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	62
Unpaid Principal Balance	57
Related Allowance	15
Average recorded investment	85
Interest Income Recognized	4
Customer | Asia/Pacific
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	40
Unpaid Principal Balance	40
Related Allowance	7
Average recorded investment	49
Interest Income Recognized	3
Investment in loans/finance leases on nonaccrual status	31
Past due loans and finance leases
31-60	63
61-90	17
91+	37
Total Past Due	117
Current	3,412
Total Finance Receivables	3,529
91+ Still Accruing	12
Customer | Asia/Pacific | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	13
Unpaid Principal Balance	13
Average recorded investment	9
Customer | Asia/Pacific | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	27
Unpaid Principal Balance	27
Related Allowance	7
Average recorded investment	40
Interest Income Recognized	3
Customer | Latin America
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	47
Unpaid Principal Balance	46
Related Allowance	9
Average recorded investment	44
Interest Income Recognized	3
Investment in loans/finance leases on nonaccrual status	139
Past due loans and finance leases
31-60	44
61-90	16
91+	144
Total Past Due	204
Current	2,222
Total Finance Receivables	2,426
91+ Still Accruing	1
Customer | Latin America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	3
Unpaid Principal Balance	3
Average recorded investment	5
Customer | Latin America | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	44
Unpaid Principal Balance	43
Related Allowance	9
Average recorded investment	39
Interest Income Recognized	3
Customer | Global Power Finance
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	208
Unpaid Principal Balance	207
Related Allowance	4
Average recorded investment	109
Investment in loans/finance leases on nonaccrual status	163
Past due loans and finance leases
31-60	18
61-90	17
91+	54
Total Past Due	89
Current	2,978
Total Finance Receivables	3,067
91+ Still Accruing	25
Customer | Global Power Finance | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	174
Unpaid Principal Balance	174
Average recorded investment	92
Customer | Global Power Finance | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	34
Unpaid Principal Balance	33
Related Allowance	4
Average recorded investment	17
Customer | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	283
Unpaid Principal Balance	281
Average recorded investment	152
Interest Income Recognized	2
Customer | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	358
Unpaid Principal Balance	345
Related Allowance	79
Average recorded investment	452
Interest Income Recognized	21
Dealer
Past due loans and finance leases
Total Finance Receivables	1,943
Dealer | North America
Past due loans and finance leases
Current	1,291
Total Finance Receivables	1,291
Dealer | Europe
Past due loans and finance leases
Current	41
Total Finance Receivables	41
Dealer | Europe | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Average recorded investment	19
Dealer | Asia/Pacific
Past due loans and finance leases
Current	151
Total Finance Receivables	151
Dealer | Latin America
Past due loans and finance leases
Current	457
Total Finance Receivables	457
Dealer | Global Power Finance
Past due loans and finance leases
Current	3
Total Finance Receivables	3
North America
Past due loans and finance leases
Total Finance Receivables	7,739
Europe
Past due loans and finance leases
Total Finance Receivables	2,551
Asia/Pacific
Past due loans and finance leases
Total Finance Receivables	3,680
Latin America
Past due loans and finance leases
Total Finance Receivables	2,883
Global Power Finance
Past due loans and finance leases
Total Finance Receivables	$ 3,070